STOCKHOLDERS’ EQUITY (Details Narrative)			9 Months Ended		12 Months Ended
	Aug. 11, 2023 USD ($)	Jul. 06, 2023 $ / shares shares	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jan. 25, 2023 shares	Jan. 24, 2023 shares	Aug. 03, 2022 $ / shares	Jul. 26, 2022 shares
Class of Stock [Line Items]
Common Stock, shares authorized | shares			5,000,000,000		5,000,000,000	1,750,000,000	5,000,000,000	1,750,000,000
Common Stock, par value | $ / shares			$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued | shares			16,058,994		2,871,707	37,043
Common Stock, shares outstanding | shares			16,058,994		2,871,707	37,043
Preferred Stock, shares authorized | shares			126,263,156		500,000,000	500,000,000				500,000,000
Preferred Stock, par value | $ / shares			$ 0.001		$ 0.001	$ 0.001
Minimum Term of Shares Issued and Outstanding			1 year
Preferred stock redemption, number of trading days | Integer			20
Preferred stock redemption, number of consecutive trading days | Integer			30
Dividends payable					$ 401,859	$ 7,762,255
Accrued dividend			$ 468,272		$ 401,859
Number of votes per share | Integer			1,000		1,000
Common stock dividends declared or paid					$ 0
Dollar 25 Million Stock Buyback Program [Member] | Common Stock [Member]
Class of Stock [Line Items]
Voting rights		one
Shares repurchased broker from unrelated parties | shares		57,000
Reverse Stock Split		1:100
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized | shares			24,874,079		40,000,000	40,000,000
Percentage of redemption price in first year			0.00%		0.00%
Percentage of redemption price in second year			120.00%		120.00%
Percentage of redemption price in third year			115.00%		115.00%
Percentage of redemption price in fourth year			110.00%		110.00%
Percentage of redemption price in fifth year			105.00%		105.00%
Percentage of redemption price in sixth year and thereafter			100.00%		100.00%
Redemption Price | $ / shares			$ 8.84		$ 8.84
Preferred stock dividends rate, percentage			15.00%		15.00%
Original issue price | $ / shares			$ 8.84		$ 8.84
Accrued dividend			$ 0	$ 0	$ 0	$ 0
Conversion ratio			0.002183		0.000044
Preferred Stock, shares issued | shares			458		1,211,757	1,360,321
Preferred Stock, shares outstanding | shares			458		1,211,757	1,360,321
Trading days | Integer			20		20
Consecutive trading days | Integer			30		30
Value of average daily trading dollar volume			$ 4,000,000.0		$ 4,000,000.0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized | shares			84,572,538		437,500,001	437,500,001
Percentage of redemption price in first year			0.00%		0.00%
Percentage of redemption price in second year			120.00%		120.00%
Percentage of redemption price in third year			115.00%		115.00%
Percentage of redemption price in fourth year			110.00%		110.00%
Percentage of redemption price in fifth year			105.00%		105.00%
Percentage of redemption price in sixth year and thereafter			100.00%		100.00%
Redemption Price | $ / shares			$ 0.4379		$ 0.4379
Preferred stock dividends rate, percentage			15.00%		15.00%
Dividends payable			$ 500,000		$ 400,000
Number of Trading Days | Integer			10		10
Number of Consecutive Trading Days | Integer			20		20
Average daily trading volume of the Common Stock			$ 27,500,000		$ 27,500,000
Original issue price | $ / shares			$ 0.4379		$ 0.4379
Accrued dividend			$ 0	0	$ 0	$ 0
Conversion ratio			0.000047		0.000044
Preferred Stock, shares issued | shares			363,097		363,097	4,359,652
Preferred Stock, shares outstanding | shares			363,097		363,097	4,359,652
Trading days | Integer			20		20
Consecutive trading days | Integer			30		30
Value of average daily trading dollar volume			$ 27,500,000		$ 27,500,000
Voting rights			one
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized | shares			83,859		200,000	200,000
Preferred stock dividends declared or paid			$ 0	0	$ 0	$ 0
Accrued dividend			$ 0	0
Price per share in purchase agreement (USD per share) | $ / shares									$ 1.29
Conversion ratio			0.0046		0.0044
Preferred Stock, shares issued | shares			648		648	1,924
Preferred Stock, shares outstanding | shares			648		648	1,924
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Accrued dividend			$ 0	$ 0	$ 0	$ 0
Preferred Stock, shares issued | shares			0
Preferred Stock, shares outstanding | shares			0		0
Series B And C Preferred Stock [Member]
Class of Stock [Line Items]
Voting rights			one
Maximum [Member] | Dollar 25 Million Stock Buyback Program [Member]
Class of Stock [Line Items]
Closing market price | $ / shares		$ 99.7
Minimum [Member] | Dollar 25 Million Stock Buyback Program [Member]
Class of Stock [Line Items]
Closing market price | $ / shares		$ 98.5
Deferred Compensation, Share-Based Payments [Member] | Maximum [Member]
Class of Stock [Line Items]
Beneficial ownership (as a percent)	50.00%
Director [Member] | Deferred Compensation, Share-Based Payments [Member]
Class of Stock [Line Items]
Payment pursuant to change in control	$ 5,000,000
Chief Executive Officer [Member] | Deferred Compensation, Share-Based Payments [Member] | Transaction Proceeds Scenario One [Member]
Class of Stock [Line Items]
Percentage of transaction proceeds paid as compensation (as a percent)	10.00%
Transaction proceeds threshold	$ 1,000,000,000
Chief Executive Officer [Member] | Deferred Compensation, Share-Based Payments [Member] | Transaction Proceeds Scenario Two [Member]
Class of Stock [Line Items]
Percentage of transaction proceeds paid as compensation (as a percent)	5.00%
Transaction proceeds threshold	$ 1,000,000,000
Chief Executive Officer [Member] | Deferred Compensation, Share-Based Payments [Member] | Transaction Proceeds Scenario Two [Member] | Maximum [Member]
Class of Stock [Line Items]
Transaction proceeds threshold	$ 1,500,000,000
Chief Executive Officer [Member] | Deferred Compensation, Share-Based Payments [Member] | Transaction Proceeds Scenario Three [Member]
Class of Stock [Line Items]
Percentage of transaction proceeds paid as compensation (as a percent)	5.00%
Transaction proceeds threshold	$ 1,500,000,000